Operating Segments - Schedule of Retail Sales by Each Segments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross	$ 20,864,965	$ 20,227,135	$ 19,755,037
Eliminations	(636)	(824)	(961)
Total consolidated, net	20,864,329	20,226,311	19,754,076
Argentina [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross	1,479,800	1,014,898	1,683,717
Uruguay [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross	4,034,404	4,193,328	3,553,925
Colombia [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross	15,350,761	15,018,909	14,517,395
Éxito [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross		10,214,174	10,094,080
Carulla [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross		2,434,416	2,153,203
Low cost and other [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross		$ 2,370,319	$ 2,270,112